Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	May 29, 2020	May 07, 2020	Apr. 16, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001
Assumed New Subordinated Notes
Subsequent Event [Line Items]
Aggregate principal amount				$ 80.0
Subsequent Event | MUDS Transaction
Subsequent Event [Line Items]
Taxable gain		$ 140.0	$ 140.0
Aggregate consideration	$ 615.0
Notes exchanged for shares in business combination	$ 145.7
Shares issued in exchange of notes	16,030,000
Cash Acquired from Acquisition	$ 12.4
Subsequent Event | MUDS Transaction | Class A common stock
Subsequent Event [Line Items]
Number of shares issued in business combination	15,100,000
Common stock, par value (in dollars per share)	$ 0.0001
Surrendered shares	3,511,820
Value per share	$ 10.00
Subsequent Event | 1.25 Lien Notes
Subsequent Event [Line Items]
Aggregate principal amount		$ 10.0	$ 10.0
Subsequent Event | 1.25 Lien Notes | MUDS Transaction
Subsequent Event [Line Items]
Notes exchanged for debt in business combination	$ 80.0
Subsequent Event | 1.5 Lien Notes
Subsequent Event [Line Items]
Notes exchanged for shares in business combination	$ 48.5
Shares issued in exchange of notes	4,850,000
Subsequent Event | Assumed New Subordinated Notes | MUDS Transaction
Subsequent Event [Line Items]
Aggregate principal amount	$ 80.0